UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [  ]       Amendment Number:  _________

Institutional Investment Manager Filing this Report:

Name:         Avenue International Advisors, LLC
Address:      535 Madison Avenue, 15th Floor, New York, NY  10022

Form 13F File Number: UNKNOWN

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc Lasry
Title:       Managing Member of Avenue International Advisors, LLC
Phone:       (212) 850-7511

Signature, Place, and Date of Signing:

/s/ Marc Lasry               New York, New York                February 17, 2004
  [Signature]                  [City, State]                          [Date]

Report Type:

         [ ]    13F HOLDINGS REPORT

         [X]    13F NOTICE

         [ ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
Form 13F File Number       Name
UNKNOWN                    Marc Lasry